UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	January 31,

Date of reporting period:	July 31, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

DWGSAN
1581293 EXP 9.30.17

INVESTMENT MANAGEMENT

Morgan Stanley U.S. Government Money Market Trust

Semi-Annual Report

July 31, 2016

Morgan Stanley U.S. Government Money Market Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	8
Portfolio of Investments	9
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	25
Investment Advisory Agreement Approval	27
Privacy Notice	30

Welcome Shareholder,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Morgan Stanley U.S. Government Money Market Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended July 31, 2016

Market Conditions

First quarter gross domestic product (GDP) 2016 expanded at a modest 0.8 percent, the slowest pace in two years, due to continued turbulence in the financial markets and global economic problems.(i) Second quarter GDP growth improved only modestly at 1.2%, well below forecasts of 2.5%. Declining business investments and inventory reductions weighed on GDP during the quarter. Economic growth averaged only 1% in the first half of 2016, the weakest start since 2011.

Despite global uncertainty, U.S. employment data continued to show resiliency in the first quarter of 2016. Non-farm payrolls averaged 195,000 for the quarter, while the participation rate continued its upward trend from 62.7 to 63 percent, the highest level in two years.(ii) The unemployment rate fluctuated slightly throughout the quarter, but ended at 5.0 percent on March 31. Non-farm payrolls rose an average of 147,000 in the second quarter of 2016, indicating a general slowdown in the hiring market. Surprisingly, in May, employers added the fewest number of workers in almost six years, originally reported at 38,000 but revised down to 11,000, reflecting broad cutbacks that raised concerns about the health of the U.S. economy. The May jobless rate dropped from 5.0 percent to 4.7 percent, the lowest since November 2007, as Americans left the labor force. However, June's payroll growth of 287,000 far exceeded consensus expectations of 180,000, due to strong performance across multiple sectors. June numbers tempered fears of a slowing labor market caused by the poor May results. The unemployment rate rose to 4.9 percent as people re-entered the labor force. Non-farm payrolls rose an average of 172,000 in the first half of 2016.

Monetary policy remained a key driver of sentiment and market performance. The January 2016 Federal Open Market Committee (FOMC) meeting went as expected, with members concerned about weakening growth in foreign economies and turbulence in the global equity markets. With the Committee's uncertainty about the impact of global developments on the U.S. economy, they have adopted a "wait and see" stance before considering any additional monetary actions in the near term.

In line with market expectations, Federal Reserve (Fed) officials held off from raising borrowing costs at the March FOMC meeting, citing concerns about global economic and financial developments, keeping the target federal funds rate at 0.25 percent to 0.50 percent. The Committee also revised their forecast of four rate hikes from the December 2015 meeting, down to two for the remainder of 2016, with Fed Chair Yellen saying it's appropriate to "proceed cautiously" in raising interest rates. The market was more cautious, only pricing in approximately one rate hike for the remainder of 2016.

At the April FOMC meeting, rates were left unchanged and the Committee signaled its openness to raising rates in June if upcoming data warranted. The Fed acknowledged that financial conditions eased somewhat since the March meeting and removed the assessment

(i)  Source for GDP data: Bureau of Economic Analysis

(ii)  Source for labor market data: Bureau of Labor Statistics that "financial conditions continue to pose risks to the outlook" of the economy.

In May, the April FOMC minutes were released and surprised the market with a hawkish tone. The minutes stated that "most" participants judged that it "likely would be appropriate for the Committee to increase the target range for the federal funds rate in June" if economic data were supportive. Referring to the June meeting, officials judged it appropriate to leave their options open, making a decision based on upcoming economic data points.

June was full of market-moving events across the globe. The month started with the disappointing May non-farm payroll report, which came in at 38,000, significantly below the 160,000 consensus. This was later revised to 11,000. The addition was the fewest new jobs since September 2010, and immediately the market priced out any rate hike at the FOMC meeting later in the month. With the poor non-farm payroll result still fresh and the upcoming Brexit vote on the horizon, as expected the Fed held rates steady at its mid-month meeting and maintained a target federal funds range of 0.25 percent to 0.50 percent. The Fed did express confidence in a jobs rebound and reiterated that interest rates are likely to rise at a gradual level. In addition, the "dot plot," which charts the Fed's interest rate forecasts, took on a dovish tone, decreasing the members voting for a 2016 hike, as well as lowering the 2017 and 2018 interest rate path.

In a referendum on June 23, the United Kingdom voted to leave the European Union (EU), with 52 percent in favor. The vote to leave was supported by resentment over Britain's high annual contributions to the EU as well as concerns about the uptick in immigration due to the recent refugee crisis. The process of leaving the EU is lengthy, as it will take two years from the time the UK files the official notification through Article 50 of the Lisbon Treaty. This is unchartered territory, and the global markets reacted accordingly. Risk assets were down and investors piled into perceived safe-haven assets, sending yields to near-record lows. The 30-year U.S. Treasury declined to 2.19 percent and the 10-year slid to 1.39 percent in days following the referendum.

The July FOMC meeting fell fairly in line with market expectations, with no change in policy and rates. Most of the changes to the statement were minor, although there were several exceptions. As concerns over Brexit calmed, there was no mention of economic activity or risks from overseas. Conversely, mentions of risk seemed to be more hawkish in tone as the statement noted that "near-term risks to the economic outlook have diminished." Given these comments, the Fed appears to be solidly on a tightening bias as it does expect "gradual" adjustments in policy ahead. There was one dissent to the decision, as Kansas City Fed President Esther George preferred to raise rates at this meeting. The Fed will closely monitor economic indicators, especially inflation expectations, and whether the progress seen in the labor market in June continues. While the next Fed meeting is not until mid-September, the market will hear an update from Chair Yellen in August in her annual remarks at Jackson Hole, Wyoming.

Performance Analysis

As of July 31, 2016, Morgan Stanley U.S. Government Money Market Trust had net assets of approximately $1.0 billion and an average portfolio maturity of 27 days. For the six-month period ended July 31, 2016, the Fund's R Class shares provided a total return of 0.00 percent. For the seven-day period ended July 31, 2016, the Fund's R Class shares provided an effective annualized yield of 0.01 percent (subsidized) and –0.14 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.14 percent (non-subsidized), while its 30-day moving average yield for July was 0.01 percent (subsidized) and –0.15 percent (non-subsidized). For the seven-day period ended July 31, 2016, the Fund's S Class shares provided an effective annualized yield of 0.01 percent (subsidized) and –0.13 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.13 percent (non-subsidized), while its 30-day moving average yield for July was 0.01 percent (subsidized) and –0.14 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the period since inception on June 28, 2016 to July 31, 2016, the Fund's S Class shares provided a total return of 0.00 percent. Past performance is no guarantee of future results.

We continued to maintain a conservative approach in managing the Fund. As yields moved higher in late November and into December, we opportunistically bought government agency debt, maturing up to 7-month tenors, as the higher yields became too cheap, in our opinion. While our purchases increased the Fund's WAM and WAL measures, we continued to focus on ensuring liquidity and held a significant portion of the Fund's portfolio in short-term repurchase agreements.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 07/31/16
Repurchase Agreements	52.1%
U.S. Government Agency Securities	47.9
MATURITY SCHEDULE as of 07/31/16
1 - 30 Days	76.4%
31 - 60 Days	12.2
61 - 90 Days	4.3
121 + Days	7.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in high quality, short-term U.S. government securities. The Fund has adopted a policy to invest all of its assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities in order to qualify as a "government money market fund" under federal regulations. In selecting investments, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, administration fees, shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/16 – 07/31/16.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	02/01/16	07/31/16	02/01/16 – 07/31/16
R Class+
Actual (0.00% return)	$1,000.00	$1,000.05	$2.04	@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.82	$2.06	@
S Class
Actual (0.00% return)	$1,000.00	$1,000.01	$0.36	@@@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,004.01	$0.36	@@@

  +  Effective June 28, 2016, the original class was redesignated as R Class shares.

  @  Expenses are equal to the Fund's annualized expense ratio of 0.41% for R Class shares multiplied by the average account value over the period, multiplied by 182@@/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.59% for R Class shares.

  @@  Adjusted to reflect non-business day accruals.

  @@@  Expenses are equal to the Fund's annualized expense ratio of 0.41% for S Class shares multiplied by the average account value over the period, multiplied by 32/366 (to reflect actual days in the period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.59% for S Class shares.

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (52.0%)
$40,000	Bank of Nova Scotia, (dated 10/07/15; proceeds $40,151,556; fully collateralized by various U.S. Government agency securities, 0.88% - 6.00% due 10/26/17 - 07/01/46; valued at $41,192,039) (Demand 08/05/16)	0.40	(a)%	09/12/16	$40,000,000
15,000	Bank of Nova Scotia, (dated 08/04/15; proceeds $15,065,621; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 11/01/25 - 07/01/46; valued at $15,450,000)	0.43		08/04/16	15,000,000
57,000	Bank of Nova Scotia, (dated 01/05/16; proceeds $57,255,154; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 09/01/24 - 07/01/46; valued at $58,701,465) (Demand 08/05/16)	0.44	(a)	01/05/17	57,000,000
9,475	BNP Paribas Securities Corp., (Interest in $700,000,000 joint repurchase agreement, dated 07/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $700,021,000 on 08/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $720,740,145)	0.36		08/01/16	9,475,000
5,000	BNY Mellon Capital Markets, (dated 07/29/16; proceeds $5,000,163; fully collateralized by a U.S. Government agency security, 3.50% due 07/01/46; valued at $5,150,001)	0.39		08/01/16	5,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$10,000	ING Financial Markets LLC, (dated 06/20/16; proceeds $10,011,228; fully collateralized by a U.S. Government agency security, 4.00% due 05/01/45; valued at $10,301,611)	0.43%		09/22/16	$10,000,000
5,000	ING Financial Markets LLC, (dated 06/24/16; proceeds $5,005,375; fully collateralized by a U.S. Government agency security, 4.00% due 05/01/45; valued at $5,153,193)	0.43		09/22/16	5,000,000
50,000	Mizuho Securities USA, Inc., (dated 07/28/16; proceeds $50,003,306; fully collateralized by various U.S. Government agency securities, 2.00% - 8.50% due 04/01/29 - 11/01/30; valued at $51,469,852)	0.34		08/04/16	50,000,000
24,000	Nomura Securities, (dated 07/29/16; proceeds $24,000,760; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 07/01/31 - 07/20/46; valued at $24,700,791)	0.38		08/01/16	24,000,000
10,000	RBC Capital Markets LLC, (dated 06/20/16; proceeds $10,008,711; fully collateralized by various U.S. Government obligations, 0.88% - 2.75% due 05/31/17 - 02/15/46; valued at $10,200,027) (Demand 08/05/16)	0.32	(a)	09/26/16	10,000,000
120,000	RBC Capital Markets LLC, (dated 06/16/16; proceeds $120,11,067; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 06/01/26 - 07/01/46; valued at $123,633,988) (Demand 08/05/16)	0.34	(a)	09/22/16	120,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$10,000	RBC Capital Markets LLC, (dated 06/17/16; proceeds $10,009,256; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 12/01/19 - 07/01/46; valued at $10,300,000) (Demand 08/05/16)	0.34	(a)%	09/23/16	$10,000,000
35,000	RBC Capital Markets LLC, (dated 06/28/16; proceeds $35,031,500; fully collateralized by various U.S. Government agency securities, 1.64% - 5.50% due 12/01/19 - 07/01/46; valued at $36,018,216) (Demand 08/05/16)	0.36	(a)	09/26/16	35,000,000
110,000	RBS Securities, Inc., (dated 07/29/16; proceeds $110,003,300; fully collateralized by various U.S. Government obligations, 1.00% - 3.38% due 03/31/17 - 05/15/44; valued at $112,203,343)	0.36		08/01/16	110,000,000
1,000	Wells Fargo Securities LLC, (dated 07/28/16; proceeds $1,000,062; fully collateralized by a U.S. Government agency security, 3.50% due 03/01/31; valued at $1,030,001)	0.32		08/04/16	1,000,000
15,000	Wells Fargo Securities LLC, (dated 06/17/16; proceeds $15,016,975; fully collateralized by a U.S. Government obligation, 2.13% due 09/30/21; valued at $15,300,898)	0.42		09/22/16	15,000,000
15,000	Wells Fargo Securities LLC, (dated 06/20/16; proceeds $15,016,625; fully collateralized by a U.S. Government obligation, 1.63% due 11/30/20; valued at $15,339,003)	0.42		09/23/16	15,000,000
5,000	Wells Fargo Securities LLC, (dated 06/20/16; proceeds $5,005,938; fully collateralized by a U.S. Government agency security, 3.50% due 03/01/31; valued at $5,150,001)	0.45		09/23/16	5,000,000
	Total Repurchase Agreements (Cost $536,475,000)				536,475,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (47.8%)
	Federal Farm Credit Bank
$6,000		0.45%		—	08/09/16	$5,999,984
5,000		0.47	(a)	08/20/16	10/20/16	5,000,288
15,000		0.49	(a)	08/03/16	10/03/16	15,000,005
2,500		0.50	(a)	08/05/16	06/05/17	2,497,826
10,000		0.51		—	08/26/16	9,999,928
5,000		0.52	(a)	08/26/16	07/26/17	4,999,495
15,000		0.52	(a)	08/28/16	08/28/17	14,998,348
10,000		0.53	(a)	08/10/16	08/10/17	9,998,456
4,500		0.54	(a)	09/30/16	03/30/17	4,499,523
2,210		0.55	(a)	08/27/16	02/27/17	2,210,457
	Federal Home Loan Bank
1,950		0.44		—	08/24/16	1,949,790
5,000		0.44	(a)	08/08/16	09/08/16	5,000,000
1,525		0.45		—	08/24/16	1,524,841
4,000		0.46		—	08/26/16	3,999,990
4,000		0.46	(a)	08/09/16	02/09/17	4,000,000
12,000		0.46	(a)	08/05/16	10/05/16	11,999,461
8,000		0.47	(a)	08/18/16	08/18/17	8,000,000
7,000		0.47	(a)	08/14/16	11/14/16	7,000,000
8,000		0.48	(a)	08/21/16	11/21/16	8,000,220
7,000		0.48	(a)	08/25/16	11/25/16	7,000,000
20,000		0.48	(a)	08/16/16	05/16/17	19,994,780
6,000		0.48	(a)	08/17/16	03/17/17	5,999,426
10,000		0.49		—	08/02/16	9,999,998
13,000		0.49	(a)	08/01/16	03/01/17	13,000,000
10,000		0.49	(a)	08/07/16	03/07/17	10,000,000
35,000		0.49	(a)	08/14/16	02/14/17	34,996,963
5,000		0.49		—	08/01/16	5,000,000
10,000		0.50	(a)	08/10/16	02/10/17	9,999,152
5,000		0.50	(a)	08/01/16	09/01/16	5,000,000
10,000		0.50		—	09/21/16	9,992,639
4,000		0.50		—	12/09/16	3,992,667
10,000		0.50		—	12/14/16	9,980,972
45,000		0.50		—	12/21/16	44,910,000
7,000		0.50	(a)	08/07/16	07/07/17	7,000,000
10,000		0.51		—	09/23/16	9,993,660
7,000		0.51		—	12/07/16	6,987,108
10,000		0.56	(a)	08/01/16	11/01/17	10,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  July 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
$7,000		0.56%		—	11/30/16	$6,999,088
10,000		0.58	(a)	09/23/16	03/23/17	10,000,000
13,000		0.59	(a)	09/22/16	03/22/17	13,000,000
5,000		0.62	(a)	08/21/16	08/21/17	4,999,466
8,500		0.63	(a)	09/13/16	09/13/17	8,499,510
9,000		0.65	(a)	09/01/16	09/01/17	9,000,000
15,000		0.65	(a)	10/27/16	10/27/17	14,994,670
	Federal Home Loan Mortgage Corporation
10,000		0.44		—	08/24/16	10,000,000
15,000		0.53	(a)	08/27/16	04/27/17	14,997,732
11,000		0.62	(a)	08/21/16	07/21/17	10,998,896
10,000		0.63	(a)	10/08/16	01/08/18	10,000,000
	Federal National Mortgage Association
15,000		0.60	(a)	09/20/16	12/20/17	15,000,000
15,000		0.64	(a)	10/11/16	01/11/18	15,000,000
	Total U.S. Agency Securities (Cost $494,015,339)					494,015,339
	Total Investments (Cost $1,030,490,339) (c)				99.8%	1,030,490,339
	Other Assets in Excess of Liabilities				0.2	2,064,025
	Net Assets				100.0%	$1,032,554,364

  (a)  Rate shown is the rate in effect at July 31, 2016.

  (b)  Date of next interest rate reset.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements

Statement of Assets and Liabilities July 31, 2016 (unaudited)

Assets:
Investments in securities, at value (cost $1,030,490,339, including value of repurchase agreements of $536,475,000)	$1,030,490,339
Cash	113,390
Receivable for:
Shares of beneficial interest sold	15,465,182
Interest	445,256
Prepaid expenses and other assets	99,806
Total Assets	1,046,613,973
Liabilities:
Payable for:
Shares of beneficial interest redeemed	13,528,972
Advisory fee	290,324
Transfer and sub transfer agent fees	82,050
Administration fee	43,288
Accrued expenses and other payables	114,975
Total Liabilities	14,059,609
Net Assets	$1,032,554,364
Composition of Net Assets:
Paid-in-capital	$1,032,635,903
Dividends in excess of net investment income	(81,661)
Undistributed net realized gain	122
Net Assets	$1,032,554,364
R Class Shares+:
Net Assets	$1,032,504,364
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,032,586,766
Net Asset Value Per Share	$1.00
S Class Shares:
Net Assets	$50,000
Shares Outstanding (unlimited shares authorized, $0.01 par value)	50,000
Net Asset Value Per Share	$1.00

+  Effective June 28, 2016, the original class was redesignated as R Class shares.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statement of Operations For the six months ended July 31, 2016 (unaudited)

Net Investment Income:
Interest Income	$2,324,839
Expenses
Advisory fee (Note 3)	2,159,535
Shareholder services fee (Note 4)	554,089
Administration fee (Note 3)	277,045
Transfer and sub transfer agent fees (Note 5)	105,809
Professional fees	44,194
Shareholder reports and notices	26,136
Registration fees	24,591
Custodian fees	21,401
Trustees' fees and expenses	13,702
Other	25,891
Total Expenses	3,252,393
Less: amounts waived/reimbursed (Note 4)	(983,087)
Net Expenses	2,269,306
Net Investment Income	55,533
Net Realized Gain	122
Net Increase	$55,655

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JULY 31, 2016	FOR THE YEAR ENDED JANUARY 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$55,533	$116,576
Net realized gain	122	1,009
Net Increase	55,655	117,585
Dividends to shareholders from net investment income R Class shares+	(55,533)	(116,576)
Net decrease from transactions in shares of beneficial interest	(157,422,861)	(1,983,915)
Net Decrease	(157,422,739)	(1,982,906)
Net Assets:
Beginning of period	1,189,977,103	1,191,960,009
End of Period (Including dividends in excess of net investment income of $(81,661) and $(81,661))	$1,032,554,364	$1,189,977,103

+  Effective June 28, 2016, the original class was redesignated as R Class shares.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

On June 28, 2016, the Fund commenced offering an additional class of shares, S Class. Also effective June 28, 2016, the original class was redesignated as R Class. The two classes have the same fees and expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. ("the Adviser"). The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$536,475,000	$—	$536,475,000
U.S. Agency Securities	—	494,015,339	—	494,015,339
Total Assets	$—	$1,030,490,339	$—	$1,030,490,339

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion. For the six months ended July 31, 2016, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.31% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.75% of the average daily net assets of the Fund. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

4. Shareholder Services Plan

Pursuant to a Shareholder Services Plan (the "Plan"), the Fund may pay Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2016, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor and Adviser/Administrator have agreed to waive all or a portion of the Fund's shareholder services fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. For the

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

six months ended July 31, 2016, the Distributor waived $554,089, and the Adviser waived $428,998. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended July 31, 2016, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At July 31, 2016, the Fund had an accrued pension liability of $53,507, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value ("NAV") of the Fund.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JULY 31, 2016	FOR THE YEAR ENDED JANUARY 31, 2016
	(unaudited)
R CLASS SHARES+
Shares sold	1,513,400,440	3,260,650,083
Shares issued in reinvestment of dividends	55,533	116,576
Shares redeemed	(1,670,928,834)	(3,262,750,574)
Net decrease — R Class	(157,472,861)	(1,983,915)
S CLASS SHARES
Shares sold	50,100 ++	—
Shares redeemed	(100)++	—
Net increase — S Class	50,000	—
Net decrease in shares outstanding	(157,422,861)	(1,983,915)

+  Effective June 28, 2016, the original class was redesignated as R Class shares.

++  For the period June 28, 2016 through July 31, 2016.

8. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended January 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM:		2015 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$116,576	$—	$129,896	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization debits and nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at January 31, 2016:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(6,359)	$(1,009)	$7,368

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  July 31, 2016 (unaudited) continued

At January 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$5,285	$—

10. Other

At July 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 95.9%.

11. Money Market Fund Regulation

The SEC has adopted changes to the rules that govern money market funds. The Fund intends to operate as a "government money market fund," which allows the Fund to continue to seek to maintain a stable NAV. The Fund will also not impose a liquidity fee or temporarily suspend redemptions in the event that Fund's weekly liquid assets fall below specified regulatory thresholds.

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JANUARY 31,
	MONTHS ENDED
	JULY 31, 2016		2016		2015		2014		2013		2012
	(unaudited)
R Class Shares+
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)
Less dividends from net investment income	(0.000	) (1)	(0.000	) (1)	(0.000	) (1)	(0.000	) (1)	(0.000	) (1)	(0.000	) (1)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.00	%(4)(5)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios to Average Net Assets:
Net expenses	0.41	%(3)(6)	0.16	%(3)	0.09	%(3)	0.10	%(3)	0.16	%(3)	0.09	%(3)
Net investment income	0.01	%(3)(6)	0.01	%(3)	0.01	%(3)	0.01	%(3)	0.01	%(3)	0.01	%(3)
Supplemental Data:
Net assets, end of period, in millions	$1,033		$1,190		$1,192		$1,508		$1,692		$1,868

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
July 31, 2016	0.59%	(0.17)%
January 31, 2016	0.59	(0.42)
January 31, 2015	0.58	(0.48)
January 31, 2014	0.56	(0.45)
January 31, 2013	0.55	(0.38)
January 31, 2012	0.56	(0.46)

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

+  Effective June 28, 2016, the original class was redesignated R Class shares.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights continued

	PERIOD FROM JUNE 28, 2016^ TO JULY 31, 2016
	(unaudited)
S Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00
Net income from investment operations	0.000	(1)
Less dividends from net investment income	(0.000	) (1)
Net asset value, end of period	$1.00
Total Return	0.00	%(3)(4)
Ratios to Average Net Assets:
Net expenses	0.41	%(2)(5)
Net investment income	0.01	%(2)(5)
Supplemental Data:
Net assets, end of period, in thousands	$50

^  Commencement of Offering.

(1)  Amount is less than $0.001.

(2)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
July 31, 2016	0.59%	(0.17)%

(3)  Amount is less than 0.005%.

(4)  Not Annualized.

(5)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was equal to its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and,

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

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Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited) continued

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information

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Privacy Notice (unaudited) continued

(Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes a Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2016